CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Continuing operations
Total net revenues	¥ 357,552	$ 56,108	¥ 330,228	¥ 644,773
Cost of revenues	(85,290)	(13,384)	(88,801)	(186,541)
Gross profit	272,262	42,724	241,427	458,232
Operating expenses:
Selling and marketing expenses	(274,670)	(43,102)	(279,665)	(572,040)
General and administrative expenses	(72,788)	(11,422)	(98,820)	(103,890)
Research and development expenses	(35,651)	(5,594)	(34,267)	(43,339)
Total operating expenses	(383,109)	(60,118)	(412,752)	(719,269)
Loss from operations	(110,847)	(17,394)	(171,325)	(261,037)
Other income/(expenses):
Interest income, net	625	98	2,409	7,020
Foreign exchange loss	(149)	(23)	(25)	(661)
Investment (loss)/gain	258	40	933	(917)
Impairment of investment	(700)	(110)	0	(1,000)
Other income, net	8,868	1,391	3,498	5,296
Loss before income taxes	(101,945)	(15,998)	(164,510)	(251,299)
Income tax benefit	0	0	1,032	0
Discontinued operations
Net loss	(101,945)	(15,998)	(163,478)	(251,299)
Net loss attributable to the non-controlling interests	0	0	(444)	(659)
Net loss attributable to TuanChe Limited's ordinary shareholders	(101,945)	(15,998)	(163,034)	(250,640)
Net loss	(101,945)	(15,998)	(163,478)	(251,299)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(1,603)	(252)	(6,853)	8,416
Total other comprehensive income/(loss)	(1,603)	(252)	(6,853)	8,416
Total comprehensive loss	(103,548)	(16,250)	(170,331)	(242,883)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	(103,548)	(16,250)	(169,887)	(242,224)
Non-controlling interests	¥ 0	$ 0	¥ (444)	¥ (659)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share from continuing operations
Basic (in dollars per share) | (per share)	¥ (0.33)	$ (0.05)	¥ (0.54)	¥ (0.85)
Diluted (in dollars per share) | (per share)	¥ (0.33)	$ (0.05)	¥ (0.54)	¥ (0.85)
Weighted average number of ordinary shares
Basic (in shares)	306,792,324	306,792,324	304,439,440	294,922,074
Diluted (in shares)	306,792,324	306,792,324	304,439,440	294,922,074
Share-based compensation expenses included in:
Share based compensation	¥ 9,797	$ 1,537	¥ 17,448	¥ 110,401
Auto shows
Continuing operations
Total net revenues	242,860	38,110	250,481	603,407
Special promotion events
Continuing operations
Total net revenues	3,994	627	4,851	19,772
Referral Service
Continuing operations
Total net revenues	67,010	10,515	18,694	156
Online marketing services and others
Continuing operations
Total net revenues	43,688	6,856	56,202	21,438
Cost of revenues
Share-based compensation expenses included in:
Share based compensation	0	0	0	0
Selling and marketing expenses
Share-based compensation expenses included in:
Share based compensation	2,123	333	(952)	77,646
General and administrative expenses
Share-based compensation expenses included in:
Share based compensation	3,928	616	14,316	28,514
Research and development expenses
Share-based compensation expenses included in:
Share based compensation	¥ 3,746	$ 588	¥ 4,084	¥ 4,241